T H E  S W I S S  H E L V E T I A  F U N D, I N C.
--------------------------------------------------------------------------------

Directors and Officers

Paul Hottinguer                                        Rodolphe E. Hottinger
CHAIRMAN                                               PRESIDENT
Eric R. Gabus+                                         CHIEF EXECUTIVE OFFICER
VICE CHAIRMAN (NON OFFICER)                            Rudolf Millisits
Paul R. Brenner, Esq.                                  SENIOR VICE PRESIDENT
DIRECTOR                                               TREASURER
Alexandre de Takacsy                                   Philippe Comby
DIRECTOR                                               VICE PRESIDENT
Claude Frey                                            Edward J. Veilleux
DIRECTOR                                               VICE PRESIDENT
Baron Hottinger                                        SECRETARY
DIRECTOR                                               Leslie K. Klenk
Claude Mosseri-Marlio                                  ASSISTANT SECRETARY
DIRECTOR                                               Frederick Skillin
Didier Pineau-Valencienne*                             ASSISTANT TREASURER
DIRECTOR                                               Dawn L. Taylor
Stephen K. West, Esq.*                                 ASSISTANT TREASURER
DIRECTOR
Samuel B. Witt III, Esq.**
DIRECTOR

--------------------------------------------------------------------------------

*Audit Committee member                           +Governance Committee Chairman
**Audit Committee chairman

INVESTMENT ADVISOR
Hottinger Capital Corp.
1270 Avenue of the Americas, Suite 400
New York, New York 10020
(212) 332-7930

ADMINISTRATOR
Forum Administrative Services, LLC

CUSTODIAN
Swiss American Securities Inc.

TRANSFER AGENT
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027
(800) 331-1710

LEGAL COUNSEL
Stroock & Stroock & Lavan LLP

INDEPENDENT AUDITORS
Deloitte & Touche LLP

THE INVESTMENT ADVISOR

The Swiss Helvetia Fund, Inc. (the "Fund") is managed by Hottinger Capital Corp., which belongs to the Hottinger Group.

The Hottinger Group dates back to Banque Hottinguer, which was formed in Paris in 1786 and is one of Europe's oldest private banking firms. The Hottinger Group has remained under the control of the Hottinger family through seven generations. It has offices in New York, Zurich, Luxembourg, Toronto, Geneva, Vienna, London, and the Bahamas.

EXECUTIVE OFFICES
The Swiss Helvetia Fund, Inc.
1270 Avenue of the Americas, Suite 400
New York, New York 10020
1-888-SWISS-00 (1-888-794-7700)
(212) 332-2760

FOR INQUIRIES AND REPORTS:
1-888-SWISS-00 (1-888-794-7700)
Fax (212) 332-7931
email: swz@swz.com

WEBSITE ADDRESS
http://www.swz.com

The Fund

The Swiss Helvetia Fund, Inc. is a non-diversified, closed-end investment company whose objective is to seek long-term capital appreciation through investment in equity and equity-linked securities of Swiss companies. The Fund, listed on the New York Stock Exchange under the symbol "SWZ," is managed by Hottinger Capital Corp.

The Fund has earned the Lipper, Inc. award for ranking number one among Western European closed-end funds in ten year performance for the periods ended December 31, 2002, 2001, 2000, 1999, and 1998. The Fund had previously been recognized for its top one year performance in the same category for the year 2000. The Fund also maintained Morningstar's overall rating of four stars as of September 30, 2003. Of course, past performance is no guarantee of future results.

Net Asset Value is calculated daily by 6:15 P.M. (Eastern Time). The most recent calculation is available by calling 1-888-SWISS-00 or by accessing our Website. Weekly Net Asset Value is also published in BARRON'S, the Monday edition of THE WALL STREET JOURNAL and the Sunday Edition of THE NEW YORK TIMES.

             T H E  S W I S S  H E L V E T I A  F U N D, I N C.
--------------------------------------------------------------------------------

Letter to Stockholders

GLOBAL MARKET REVIEW

     The Swiss Performance Index (SPI) experienced a 6% increase for the third quarter of 2003 after a sharp August rise was followed by a strong decline at quarter end. The profit taking was triggered in part by the sudden weakness of the U.S. dollar following the G7 meeting in September. While the G7 participants recognized the need for an adjustment in the U.S. currency, it seemed obvious that the U.S. administration had put some pressure on China to allow its currency to float more freely versus the U.S. dollar. The sudden drop of the U.S. currency revealed investors' concerns about persistent imbalances in the global economy, where North America is still the only expanding consumer market. Domestic demand is still weak everywhere else, especially in Europe. Volatility in the currency market and in the U.S. Treasury market is set to continue and most likely will affect future stock performance.

     The market is also uncomfortable with the idea of an implicit end of the strong dollar policy at the same time that the U.S. government is running a bigger and bigger deficit. The looming presidential election and the prospect of the continuing lack of job creation despite fiscal and monetary stimulus are already stimulating politicians' appetite for protectionism. If enacted by Congress, global trade impediments could be harmful to the cost structure of U.S. corporations. These companies have been participating heavily in the global outsourcing trend and are among the largest investors in China's manufacturing infrastructure.

[EDGAR Representation of Graph:

                     SWISS FRANC/U.S. DOLLAR EXCHANGE RATE
CHF Curncy                                CHF Curncy
Date            Px Last                   Date           Px Last
12/31/2002      1.3836                    5/19/2003      1.2967
  1/2/2003      1.4017                    5/20/2003      1.2906
  1/3/2003      1.3982                    5/21/2003      1.3003
  1/6/2003      1.3932                    5/22/2003      1.2958
  1/7/2003      1.401                     5/23/2003      1.289
  1/8/2003      1.387                     5/26/2003      1.2869
  1/9/2003      1.3921                    5/27/2003      1.2869
 1/10/2003      1.3805                    5/28/2003      1.2971
 1/13/2003      1.3864                    5/29/2003      1.2832
 1/14/2003      1.3866                    5/30/2003      1.2979
 1/15/2003      1.3834                     6/2/2003      1.299
 1/16/2003      1.3747                     6/3/2003      1.311
 1/17/2003      1.3682                     6/4/2003      1.3185
 1/20/2003      1.3674                     6/5/2003      1.3002
 1/21/2003      1.3635                     6/6/2003      1.3197
 1/22/2003      1.3637                     6/9/2003      1.3155
 1/23/2003      1.3632                    6/10/2003      1.3171
 1/24/2003      1.3531                    6/11/2003      1.3088
 1/27/2003      1.353                     6/12/2003      1.3109
 1/28/2003      1.3572                    6/13/2003      1.2959
 1/29/2003      1.3554                    6/16/2003      1.3057
 1/30/2003      1.3561                    6/17/2003      1.3092
 1/31/2003      1.3639                    6/18/2003      1.3226
  2/3/2003      1.3591                    6/19/2003      1.3147
  2/4/2003      1.3467                    6/20/2003      1.328
  2/5/2003      1.3605                    6/23/2003      1.3226
  2/6/2003      1.3541                    6/24/2003      1.3287
  2/7/2003      1.3557                    6/25/2003      1.33
 2/10/2003      1.3683                    6/26/2003      1.3508
 2/11/2003      1.3673                    6/27/2003      1.3501
 2/12/2003      1.3715                    6/30/2003      1.3509
 2/13/2003      1.3549                     7/1/2003      1.3428
 2/14/2003      1.3621                     7/2/2003      1.3445
 2/17/2003      1.3725                     7/3/2003      1.3482
 2/18/2003      1.3766                     7/4/2003      1.3481
 2/19/2003      1.3675                     7/7/2003      1.3734
 2/20/2003      1.3568                     7/8/2003      1.3686
 2/21/2003      1.3648                     7/9/2003      1.3597
 2/24/2003      1.3558                    7/10/2003      1.3609
 2/25/2003      1.3583                    7/11/2003      1.3764
 2/26/2003      1.3548                    7/14/2003      1.3736
 2/27/2003      1.3618                    7/15/2003      1.3851
 2/28/2003      1.352                     7/16/2003      1.3751
  3/3/2003      1.3384                    7/17/2003      1.3695
  3/4/2003      1.3349                    7/18/2003      1.3637
  3/5/2003      1.3298                    7/21/2003      1.3533
  3/6/2003      1.3353                    7/22/2003      1.3619
  3/7/2003      1.3361                    7/23/2003      1.3464
 3/10/2003      1.3259                    7/24/2003      1.3455
 3/11/2003      1.3285                    7/25/2003      1.3445
 3/12/2003      1.3363                    7/28/2003      1.346
 3/13/2003      1.3616                    7/29/2003      1.3521
 3/14/2003      1.367                     7/30/2003      1.366
 3/17/2003      1.381                     7/31/2003      1.3709
 3/18/2003      1.3828                     8/1/2003      1.3642
 3/19/2003      1.3935                     8/4/2003      1.3467
 3/20/2003      1.3872                     8/5/2003      1.3477
 3/21/2003      1.4029                     8/6/2003      1.3535
 3/24/2003      1.3843                     8/7/2003      1.3501
 3/25/2003      1.3826                     8/8/2003      1.3593
 3/26/2003      1.3813                    8/11/2003      1.3582
 3/27/2003      1.3834                    8/12/2003      1.3684
 3/28/2003      1.3698                    8/13/2003      1.3661
 3/31/2003      1.3514                    8/14/2003      1.3705
  4/1/2003      1.3521                    8/15/2003      1.3709
  4/2/2003      1.3789                    8/18/2003      1.3889
  4/3/2003      1.3778                    8/19/2003      1.3885
  4/4/2003      1.3854                    8/20/2003      1.3879
  4/7/2003      1.3879                    8/21/2003      1.4131
  4/8/2003      1.3872                    8/22/2003      1.4174
  4/9/2003      1.3795                    8/25/2003      1.4153
 4/10/2003      1.3882                    8/26/2003      1.4128
 4/11/2003      1.3936                    8/27/2003      1.413
 4/14/2003      1.3899                    8/28/2003      1.4142
 4/15/2003      1.3921                    8/29/2003      1.3999
 4/16/2003      1.3716                     9/1/2003      1.4007
 4/17/2003      1.3814                     9/2/2003      1.4189
 4/18/2003      1.3814                     9/3/2003      1.4151
 4/21/2003      1.3878                     9/4/2003      1.4044
 4/22/2003      1.3706                     9/5/2003      1.3825
 4/23/2003      1.3746                     9/8/2003      1.391
 4/24/2003      1.3612                     9/9/2003      1.3785
 4/25/2003      1.362                     9/10/2003      1.3835
 4/28/2003      1.3713                    9/11/2003      1.3834
 4/29/2003      1.3613                    9/12/2003      1.3791
 4/30/2003      1.3547                    9/15/2003      1.3802
  5/1/2003      1.3452                    9/16/2003      1.3895
  5/2/2003      1.344                     9/17/2003      1.3793
  5/5/2003      1.342                     9/18/2003      1.3848
  5/6/2003      1.3246                    9/19/2003      1.3679
  5/7/2003      1.3244                    9/22/2003      1.3547
  5/8/2003      1.314                     9/23/2003      1.3591
  5/9/2003      1.3161                    9/24/2003      1.3501
 5/12/2003      1.311                     9/25/2003      1.3436
 5/13/2003      1.3133                    9/26/2003      1.3449
 5/14/2003      1.3183                    9/29/2003      1.3253
 5/15/2003      1.3243                    9/30/2003      1.3192]
 5/16/2003      1.3076

SWISS MARKET REVIEW AND FUND PERFORMANCE
     Within the Swiss market, the cyclical, financial and technology sectors had the best performance during the quarter, building on an already strong second quarter. Despite the sharp increase in long-term U.S. interest rates, the prospect of economic improvement supported equity valuations. While small and mid capitalization stocks outperformed the rest of the market, low trading volume and the impact of short positions being covered, were most likely more responsible than any true improvement in the fundamentals of these companies. The Fund's investment strategy has been to concentrate on finding mis-priced stocks in the mid and large capitalization segment of the market. Management increased exposure to turnaround situations, undervalued cyclical growth companies and under priced business franchises.

             T H E  S W I S S  H E L V E T I A  F U N D, I N C.
--------------------------------------------------------------------------------

Letter to Stockholders (continued)

[EDGAR Representation of Graph:

                    SWISS PERFORMANCE INDEX IN SWISS FRANCS

SPI Index                                 SPI Index
Date          Last Price                  Date          Last Price
 1/3/2003     100.00%                     5/20/2003      94.45%
 1/6/2003     100.38%                     5/21/2003      93.19%
 1/7/2003      99.84%                     5/22/2003      95.50%
 1/8/2003      99.65%                     5/23/2003      95.66%
 1/9/2003      99.19%                     5/26/2003      94.96%
1/10/2003      99.18%                     5/27/2003      95.49%
1/13/2003      99.80%                     5/28/2003      97.43%
1/14/2003     101.24%                     5/30/2003      96.87%
1/15/2003      99.23%                      6/2/2003      99.29%
1/16/2003      98.64%                      6/3/2003      98.49%
1/17/2003      97.19%                      6/4/2003      99.19%
1/20/2003      95.76%                      6/5/2003      98.42%
1/21/2003      95.25%                      6/6/2003     100.06%
1/22/2003      92.76%                     6/10/2003     100.11%
1/23/2003      92.77%                     6/11/2003     101.20%
1/24/2003      91.79%                     6/12/2003     101.96%
1/27/2003      88.58%                     6/13/2003     100.28%
1/28/2003      88.24%                     6/16/2003     102.29%
1/29/2003      88.66%                     6/17/2003     103.27%
1/30/2003      90.17%                     6/18/2003     104.07%
1/31/2003      90.41%                     6/19/2003     102.61%
 2/3/2003      91.41%                     6/20/2003     102.92%
 2/4/2003      89.21%                     6/23/2003     100.78%
 2/5/2003      89.72%                     6/24/2003     100.77%
 2/6/2003      87.33%                     6/25/2003     100.83%
 2/7/2003      86.64%                     6/26/2003     101.14%
2/10/2003      85.40%                     6/27/2003     101.23%
2/11/2003      87.29%                     6/30/2003     100.59%
2/12/2003      85.32%                      7/1/2003      98.37%
2/13/2003      85.39%                      7/2/2003     100.13%
2/14/2003      87.49%                      7/3/2003     100.80%
2/17/2003      89.45%                      7/4/2003     100.84%
2/18/2003      88.52%                      7/7/2003     102.93%
2/19/2003      86.38%                      7/8/2003     102.58%
2/20/2003      86.46%                      7/9/2003     101.63%
2/21/2003      86.73%                     7/10/2003     101.44%
2/24/2003      85.79%                     7/11/2003     102.52%
2/25/2003      84.08%                     7/14/2003     103.91%
2/26/2003      83.26%                     7/15/2003     103.47%
2/27/2003      83.73%                     7/16/2003     103.16%
2/28/2003      85.07%                     7/17/2003     102.47%
 3/3/2003      85.83%                     7/18/2003     102.55%
 3/4/2003      83.10%                     7/21/2003     101.95%
 3/5/2003      81.52%                     7/22/2003     101.82%
 3/6/2003      81.39%                     7/23/2003     102.40%
 3/7/2003      80.23%                     7/24/2003     103.74%
3/10/2003      77.34%                     7/25/2003     103.29%
3/11/2003      77.04%                     7/28/2003     104.47%
3/12/2003      76.18%                     7/29/2003     104.24%
3/13/2003      78.42%                     7/30/2003     105.24%
3/14/2003      82.69%                     7/31/2003     105.94%
3/17/2003      84.88%                      8/1/2003     105.33%
3/18/2003      85.64%                      8/4/2003     104.28%
3/19/2003      87.58%                      8/5/2003     105.40%
3/20/2003      88.08%                      8/6/2003     104.42%
3/21/2003      91.33%                      8/7/2003     104.18%
3/24/2003      87.05%                      8/8/2003     104.62%
3/25/2003      87.67%                     8/11/2003     104.56%
3/26/2003      87.42%                     8/12/2003     105.48%
3/27/2003      86.37%                     8/13/2003     105.24%
3/28/2003      86.69%                     8/14/2003     106.08%
3/31/2003      84.34%                     8/15/2003     107.35%
 4/1/2003      85.29%                     8/18/2003     107.94%
 4/2/2003      87.96%                     8/19/2003     108.38%
 4/3/2003      89.03%                     8/20/2003     107.78%
 4/4/2003      90.35%                     8/21/2003     108.89%
 4/7/2003      92.46%                     8/22/2003     109.79%
 4/8/2003      91.94%                     8/25/2003     108.26%
 4/9/2003      92.60%                     8/26/2003     107.94%
4/10/2003      90.69%                     8/27/2003     108.45%
4/11/2003      92.16%                     8/28/2003     108.95%
4/14/2003      93.00%                     8/29/2003     107.53%
4/15/2003      95.16%                      9/1/2003     109.41%
4/16/2003      94.29%                      9/2/2003     108.83%
4/17/2003      94.06%                      9/3/2003     110.99%
4/22/2003      94.23%                      9/4/2003     111.13%
4/23/2003      95.44%                      9/5/2003     111.34%
4/24/2003      94.08%                      9/8/2003     111.85%
4/25/2003      93.26%                      9/9/2003     111.15%
4/28/2003      94.88%                     9/10/2003     111.24%
4/29/2003      94.01%                     9/11/2003     111.35%
4/30/2003      94.67%                     9/12/2003     111.24%
 5/2/2003      94.22%                     9/15/2003     111.72%
 5/5/2003      95.55%                     9/16/2003     112.55%
 5/6/2003      96.71%                     9/17/2003     113.15%
 5/7/2003      96.48%                     9/18/2003     113.66%
 5/8/2003      94.33%                     9/19/2003     112.82%
 5/9/2003      94.17%                     9/22/2003     110.41%
5/12/2003      93.58%                     9/23/2003     109.47%
5/13/2003      94.73%                     9/24/2003     109.87%
5/14/2003      94.94%                     9/25/2003     108.40%
5/15/2003      95.30%                     9/26/2003     107.81%
5/16/2003      95.86%                     9/29/2003     107.32%
5/19/2003      93.90%                     9/30/2003     106.12%]

[EDGAR Representation of Graph:

                    SWISS PERFORMANCE INDEX IN U.S. DOLLARS

SPI Index                                 SPI Index
Date          Last Price                  Date          Last Price
 1/3/2003     100.00%                     5/20/2003     102.16%
 1/6/2003     100.71%                     5/21/2003     100.78%
 1/7/2003      99.58%                     5/22/2003     102.99%
 1/8/2003     100.43%                     5/23/2003     103.55%
 1/9/2003      99.62%                     5/26/2003     103.15%
1/10/2003     100.23%                     5/27/2003     104.03%
1/13/2003     100.85%                     5/28/2003     105.10%
1/14/2003     102.20%                     5/30/2003     104.09%
1/15/2003     100.29%                      6/2/2003     106.94%
1/16/2003     100.15%                      6/3/2003     105.07%
1/17/2003      99.23%                      6/4/2003     105.60%
1/20/2003      97.88%                      6/5/2003     106.10%
1/21/2003      97.67%                      6/6/2003     105.91%
1/22/2003      95.08%                     6/10/2003     106.51%
1/23/2003      95.41%                     6/11/2003     108.19%
1/24/2003      94.84%                     6/12/2003     108.78%
1/27/2003      91.45%                     6/13/2003     107.62%
1/28/2003      90.92%                     6/16/2003     109.66%
1/29/2003      91.53%                     6/17/2003     110.56%
1/30/2003      92.57%                     6/18/2003     109.96%
1/31/2003      92.36%                     6/19/2003     108.93%
 2/3/2003      93.79%                     6/20/2003     107.96%
 2/4/2003      92.58%                     6/23/2003     106.43%
 2/5/2003      91.97%                     6/24/2003     105.84%
 2/6/2003      90.24%                     6/25/2003     106.45%
 2/7/2003      89.20%                     6/26/2003     104.94%
2/10/2003      87.47%                     6/27/2003     104.67%
2/11/2003      89.32%                     6/30/2003     103.91%
2/12/2003      87.10%                      7/1/2003     102.56%
2/13/2003      88.16%                      7/2/2003     103.89%
2/14/2003      89.62%                      7/3/2003     104.48%
2/17/2003      91.29%                      7/4/2003     104.62%
2/18/2003      89.89%                      7/7/2003     104.93%
2/19/2003      88.21%                      7/8/2003     104.60%
2/20/2003      89.11%                      7/9/2003     104.18%
2/21/2003      89.11%                     7/10/2003     104.20%
2/24/2003      88.31%                     7/11/2003     104.44%
2/25/2003      86.91%                     7/14/2003     105.75%
2/26/2003      85.88%                     7/15/2003     104.45%
2/27/2003      85.99%                     7/16/2003     104.83%
2/28/2003      87.79%                     7/17/2003     104.53%
 3/3/2003      89.44%                     7/18/2003     105.30%
 3/4/2003      86.79%                     7/21/2003     105.13%
 3/5/2003      85.72%                     7/22/2003     104.59%
 3/6/2003      85.44%                     7/23/2003     106.36%
 3/7/2003      83.88%                     7/24/2003     107.42%
3/10/2003      81.56%                     7/25/2003     107.51%
3/11/2003      80.97%                     7/28/2003     108.62%
3/12/2003      79.96%                     7/29/2003     108.11%
3/13/2003      81.28%                     7/30/2003     107.99%
3/14/2003      84.49%                     7/31/2003     108.01%
3/17/2003      85.82%                      8/1/2003     107.73%
3/18/2003      86.54%                      8/4/2003     108.15%
3/19/2003      88.02%                      8/5/2003     109.03%
3/20/2003      88.75%                      8/6/2003     108.36%
3/21/2003      90.99%                      8/7/2003     107.87%
3/24/2003      87.90%                      8/8/2003     107.50%
3/25/2003      88.58%                     8/11/2003     107.83%
3/26/2003      88.36%                     8/12/2003     107.96%
3/27/2003      87.22%                     8/13/2003     107.67%
3/28/2003      88.64%                     8/14/2003     107.89%
3/31/2003      87.11%                     8/15/2003     109.33%
 4/1/2003      88.08%                     8/18/2003     108.56%
 4/2/2003      89.14%                     8/19/2003     108.83%
 4/3/2003      90.14%                     8/20/2003     108.44%
 4/4/2003      91.05%                     8/21/2003     107.90%
 4/7/2003      92.44%                     8/22/2003     108.23%
 4/8/2003      92.34%                     8/25/2003     106.78%
 4/9/2003      93.81%                     8/26/2003     107.18%
4/10/2003      91.61%                     8/27/2003     107.39%
4/11/2003      92.54%                     8/28/2003     107.77%
4/14/2003      93.61%                     8/29/2003     107.08%
4/15/2003      95.53%                      9/1/2003     109.09%
4/16/2003      95.81%                      9/2/2003     107.69%
4/17/2003      95.29%                      9/3/2003     109.84%
4/22/2003      95.98%                      9/4/2003     110.15%
4/23/2003      96.86%                      9/5/2003     112.25%
4/24/2003      96.74%                      9/8/2003     112.94%
4/25/2003      95.75%                      9/9/2003     112.75%
4/28/2003      96.78%                     9/10/2003     112.06%
4/29/2003      96.20%                     9/11/2003     112.25%
4/30/2003      97.56%                     9/12/2003     113.12%
 5/2/2003      97.93%                     9/15/2003     113.35%
 5/5/2003      99.48%                     9/16/2003     113.01%
 5/6/2003     101.29%                     9/17/2003     114.43%
 5/7/2003     101.73%                     9/18/2003     114.82%
 5/8/2003     100.34%                     9/19/2003     115.42%
 5/9/2003     100.22%                     9/22/2003     114.17%
5/12/2003      99.78%                     9/23/2003     113.09%
5/13/2003     100.71%                     9/24/2003     113.37%
5/14/2003     101.02%                     9/25/2003     112.65%
5/15/2003     100.75%                     9/26/2003     112.19%
5/16/2003     102.25%                     9/29/2003     112.71%
5/19/2003     101.37%                     9/30/2003     112.48%]

     The Swiss market performance as measured by the SPI Index for the nine months ended September 30 was 16.99% in U.S. dollar terms compared to 14.71% for the S&P 500. The Swiss franc loss of 6% versus the euro this year has translated into a year to date Swiss market performance of 5.5% in euro terms. This compares to a performance of only 1.7% in euros for the S&P 500 despite the very strong advance of U.S. technology stocks.

     The Fund underperformed the SPI with an increase in net asset value of 15.14% and a share price performance of 14.91% in U.S. dollar terms. However, the Fund outperformed the Swiss Market Index (SMI) of blue chip companies which was up only 14.03% in U.S. dollar terms. The Fund's portfolio has a higher weighting in mid-sized companies than either the SPI or SMI and the accent put on stock picking has resulted in a focus on fewer names. Management has also reduced the Fund's exposure to the financial sector, mainly the insurance and financial service companies, due to the increased volatility in the worldwide bond market, especially in the U.S. Management expects the volatility in the U.S. Treasury market to continue based on the weakness of the U.S. dollar, the hedging activities of mortgage bankers and the increasing U.S. deficit.

--------------------------------------------------------------------------------
                                                              YEAR TO DATE
                                                            DECEMBER 31, 2002
                                                                 THROUGH
                                                           SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
PERFORMANCE IN SWISS FRANCS
--------------------------------------------------------------------------------
Swiss Performance Index (SPI)                                    11.74%
--------------------------------------------------------------------------------
Swiss Helvetia Fund
--------------------------------------------------------------------------------
       Based on Net Asset Value in Swiss Francs                   9.97%
--------------------------------------------------------------------------------
CHANGE IN U. S. DOLLAR VS. SWISS FRANC                           -4.49%
--------------------------------------------------------------------------------
PERFORMANCE IN U.S. DOLLARS
--------------------------------------------------------------------------------
SWISS HELVETIA FUND PERFORMANCE
--------------------------------------------------------------------------------
       Based on Market Price                                     14.91%
--------------------------------------------------------------------------------
       Based on Net Asset Value                                  15.14%
--------------------------------------------------------------------------------
S&P 500 Index                                                    14.71%
--------------------------------------------------------------------------------
MSCI EAFE Index                                                  18.37%
--------------------------------------------------------------------------------
Lipper European Fund Index (10 Largest)                          15.31%
--------------------------------------------------------------------------------
Lipper European Fund Universe Average                            15.20%
--------------------------------------------------------------------------------
SOURCES: FORUM FINANCIAL GROUP AND BLOOMBERG

             T H E  S W I S S  H E L V E T I A  F U N D, I N C.
--------------------------------------------------------------------------------

Letter to Stockholders (continued)

----------------------------------------------------------------------------------------------------------------------------
PEER GROUP/INDICES PERFORMANCE COMPARISON IN SWISS FRANCS 1
----------------------------------------------------------------------------------------------------------------------------
                                  TOTAL RETURN
                                  YEAR TO DATE
                                     AS OF     TOTAL RETURN TOTAL RETURN TOTAL RETURN TOTAL RETURN TOTAL RETURN TOTAL RETURN
                                    9/30/03        2002         2001         2000        1999          1998         1997
----------------------------------------------------------------------------------------------------------------------------
SWISS HELVETIA FUND                   9.97%       -20.40%      -22.91%       14.06%      14.70%        15.57%       53.99%
----------------------------------------------------------------------------------------------------------------------------
Swiss Performance Index (SPI)        11.74%       -25.95%      -22.03%       11.91%      11.69%        15.36%       55.19%
----------------------------------------------------------------------------------------------------------------------------
Swiss Market Index (SMI)              8.91%       -27.84%      -21.11%        7.47%       5.71%        14.28%       58.93%
----------------------------------------------------------------------------------------------------------------------------
Switzerland iShares2 (Formerly
   called Webs Switzerland)           9.10%       -26.23%      -23.12%        7.75%      12.22%        11.74%       47.79%
----------------------------------------------------------------------------------------------------------------------------
CS Equity Swiss Blue Chips3, 7        8.74%       -28.75%      -22.12%       10.97%       7.57%        14.21%       59.90%
----------------------------------------------------------------------------------------------------------------------------
UBS Equity Inv. Switzerland4, 7       9.00%       -26.02%      -22.04%        7.42%       6.43%        12.75%       55.94%
----------------------------------------------------------------------------------------------------------------------------
Pictet Valsuisse5, 7                  9.40%       -27.93%      -22.35%        7.34%       9.38%        11.05%       55.65%
----------------------------------------------------------------------------------------------------------------------------
Saraswiss (Bank Sarasin)6, 7          9.66%       -28.51%      -24.45%        9.72%       7.10%        14.41%       53.57%
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------
                                 CUMULATIVE
                                 PERFORMANCE
                                 12/31/96 -
                                   9/30/03
--------------------------------------------
SWISS HELVETIA FUND                57.12%
--------------------------------------------
Swiss Performance Index (SPI)      44.37%
--------------------------------------------
Swiss Market Index (SMI)           27.93%
--------------------------------------------
Switzerland iShares2 (Formerly
   called Webs Switzerland)        23.55%
--------------------------------------------
CS Equity Swiss Blue Chips3, 7     31.54%
--------------------------------------------
UBS Equity Inv. Switzerland4, 7    26.37%
--------------------------------------------
Pictet Valsuisse5, 7               24.25%
--------------------------------------------
Saraswiss (Bank Sarasin)6, 7       22.29%
--------------------------------------------

SOURCES : BLOOMBERG, MANAGEMENT COMPANIES' WEBSITES, INVESTMENT COMPANY CAPITAL CORP., AND FORUM FINANCIAL GROUP.

1Performance of funds is based on changes in the fund's NAV over a specified period. In each case total return is calculated assuming reinvestment of all distributions. Funds listed, other than Switzerland iShares, are not registered with the Securities and Exchange Commission. Performance and descriptive information about the funds are derived from their published investor reports and websites, which are subject to change.
2Switzerland iShares are traded on the New York Stock Exchange and invest in most of the same stocks listed in the Morgan Stanley Capital International (Switzerland) Index. These stocks represent Switzerland's largest and most established public companies, accounting for approximately 85% of the market capitalization of all of Switzerland's publicly traded stocks. Performance of iShares is calculated based upon the December 31 closing prices each year using the Swiss franc/U.S. dollar exchange rate as of noon each such date, as reported by Bloomberg. Such exchange rates were as follows: 12/31/96 = 1.35, 12/31/97 = 1.46, 12/31/98 = 1.38, 12/31/99 = 1.60, 12/31/00 = 1.61, 12/31/01 = 1.67,
12/31/02 = 1.39, and 9/30/03 = 1.32.
3 This fund invests in equities issued by leading Swiss companies. Stock selection is based on economic, sector and company analyses. Preference is given to large-cap companies.
4 This fund invests primarily in major Swiss companies. Quality criteria used for determining relative weightings of companies include: strategic orientation, strength of market position, quality of management, soundness of earnings, growth potential and potential for improving shareholder value. The investment objective seeks to provide results that are aligned with the SPI performance.
5 This fund invests in shares of Swiss companies listed on the Swiss Stock Exchange (SWX) and included in the SPI.
6 This fund invests in shares of Swiss companies. It weights individual sectors relative to the SPI on the basis of their expected relative performance. It focuses on liquid blue-chip stocks.
7These funds are not available for U.S. residents or citizens.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

SPECIFIC COMPANY NEWS

     UBS: On September 25th, UBS announced its intention to acquire the U.S. prime brokerage operations of ABN AMRO. The broker operates in several major U.S. locations and its main client base of smaller U.S. hedge funds provides a good complement to UBS's existing hedge fund service business.

     ABB: On August 28th, ABB announced the issuance of 850 million Swiss franc denominated convertible bonds maturing in 2010. The issue was well received by the market as the amount of the issue was lower than had been expected and as investors continued to increase their confidence in management's restructuring plan.

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             T H E  S W I S S  H E L V E T I A  F U N D, I N C.
--------------------------------------------------------------------------------

Letter to Stockholders (continued)

Improved market sentiment toward the company also came from prospects for involvement of ABB's highly regarded high voltage transmission systems in the much needed upgrade of the U.S. power grid.

     NOVARTIS: On September 23rd, the U.S. Food and Drug Administration (FDA) delayed the approval of Novartis' arthritis and pain drug, Prexige, pending submission of additional clinical data. Given Novartis' growth base and well-filled pipeline it is expected that this delay will not significantly alter the company's long-term sales trends.

     CREDIT-SUISSE: The announced disposal of Churchill (UK insurance operations) and the company's Italian insurance operations are now completed. These transactions will result in the realizing of capital gains in Credit Suisse Group's third quarter results and a strengthening of Winterthur Group's solvency position.

     ZURICH FINANCIAL SERVICES: As part of its continued restructuring program, the company disposed of several of its life insurance business activities. On August 6th, it announced the closure of one of Zurich's UK life businesses and its sale to Swiss Re. On September 1st, it completed the sale of parts of its Dutch operations to SNS Reaal. On September 5th, it sold its life business and part of its non-life business in France to Generali. And on September 4th, it closed the sale of Zurich Life, part of its U.S. life and annuity operations, to Bank One Corporation.

     ACTELION: On August 1st, the U.S. FDA approved Zavesca, the first oral treatment option for a genetic lipid storage disorder. On September 30th, the company announced that it had agreed to buy privately held Axovan AG (whose most advanced project is in the area of brain disorders, such as hemorrhage) for an initial amount of $45 million. This acquisition should strengthen the company's research efforts within its existing expertise by adding numerous pre-clinical projects and compounds.


COMMENTS ON THE CURRENCY
     U.S. DOLLAR: During the G7 meetings in Dubai, the industrialized nations issued a statement promoting more flexibility in exchange rates based on market mechanisms in order to smooth the necessary rebalancing of the global economy. The core issue is the gradual downward adjustment of the U.S. dollar to reflect the massive deficits in the U.S. versus the surpluses of, mainly, China and Japan. Due to the expectation of fewer interventions to support it, the U.S. dollar decreased significantly against all major currencies.

SWISS ECONOMIC NOTES

     The Swiss National Bank (SNB) continues its expansionary monetary policy. In its

             T H E  S W I S S  H E L V E T I A  F U N D, I N C.
--------------------------------------------------------------------------------

Letter to Stockholders (continued)

last monetary policy assessment on September 18th, the SNB decided to leave the target range for the three-month Libor rate unchanged at 0.00% to 0.75% and to continue to keep the three-month Libor rate at the lower end of the range at 0.25%. The main reasons were the expectation of a moderate decline in real economic activity for 2003 and a perceptible economic upswing only in the course of 2004.

     The real gross domestic product declined again in the second quarter of 2003. It fell by 1.2% from the first quarter and by 1% year-on-year. The labor market deteriorated further with an unemployment rate for September at 3.7% vs. 2.8% a year earlier. The unsatisfactory economic situation is primarily the result of stagnation in Europe. Despite more favorable exchange rate conditions, Swiss exports again fell in the second quarter. Consumer spending had a stabilizing effect while investments continued to decline overall.

     Nevertheless, there are positive signs. Business sentiment has improved, residential construction has picked up and the financial markets have improved. These trends could gradually improve the Swiss economy towards the end of 2003 and the beginning of 2004.

     Year-on-year, the consumer price index dropped to 0.5% in the second quarter of 2003 from 1.0% in the first quarter. The SNB forecasts a drop in inflation bringing its rate close to 0% due to continuing weak economic conditions in Switzerland and the generally moderate price pressure from imported goods.

OUTLOOK
     While expectations are for in-line to strong third quarter earnings reports for the market overall and for a strong fourth quarter especially for semi-conductor stocks, it remains a question whether this is a seasonal recovery due to inventory rebuilding or a more fundamental one. With stock prices discounting strong acceleration in sales and even stronger acceleration in earnings, there is not much room for disappointment. If the NASDAQ were to drop substantially, the impact would likely be felt in most of the other areas of the U.S market and elsewhere, particularly in economically sensitive industry groups. Management believes, however, that the biggest risk lies with an increase in bond yields. For that reason the Fund reduced its exposure to the financial sector as mentioned above. On the other hand opportunities remain for investing in companies with on-going structural reforms and in companies in the mid and small capitalization segment left behind by the liquidity rally.

STOCK REPURCHASE PROGRAM
     Pursuant to authorization by the Board, the Fund began open market

             T H E  S W I S S  H E L V E T I A  F U N D, I N C.
--------------------------------------------------------------------------------

Letter to Stockholders (concluded)

purchases of its common stock on the New York Stock Exchange in 1999 and has continued purchases in each subsequent year. The Board has authorized the purchase of up to 500,000 shares in 2003. For the six months ended September 30, 2003, the Fund repurchased and retired 123,200 shares at an average price of $10.12 per share (including broker commissions) and a weighted average discount of 17.13%. These repurchases, which had a total cost of $1,247,166, resulted in an increase of $251,661 in the Fund's net asset value.

Sincerely,

/s/ PAUL HOTTINGUER

Paul Hottinguer
CHAIRMAN


/s/ RODOLPHE HOTTINGER

Rodolphe Hottinger
PRESIDENT AND CHIEF EXECUTIVE OFFICER

September 30, 2003

             T H E  S W I S S  H E L V E T I A  F U N D, I N C.
--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)                           September 30, 2003

                                                                         Percent
No. of                                                                    of Net
Shares            Security                                       Value    Assets
--------------------------------------------------------------------------------

COMMON STOCKS - 95.54%

BANKS - 7.52%

  435,000 UBS AG2
          REGISTERED SHARES                                  $24,408,224   7.52%
          Largest Swiss bank. It offers
          consumer, business and construction
          loans, mortgages, mutual funds, export
          and structured finance and securities
          brokerage services, advises on mergers and
          acquisitions, invests pension funds
          and sponsors credit cards.
          (Cost $7,578,949)
                                                            ------------ -------
                                                              24,408,224   7.52%

BIOTECHNOLOGY - 5.11%

  186,000 ACTELION LTD.1,2
          REGISTERED SHARES                                   15,950,704   4.91%
          Pharmaceutical company that develops and markets synthetic small-molecule drugs against diseases related to the endothelium. The Company's drugs, Veletri and Tracleer, are used in the treatment of heart and pulmonary conditions.
          (Cost $12,911,748)

   53,940 BERNA BIOTECH AG1
          REGISTERED SHARES                                      645,352   0.20%
          Produces vaccines for influenza,
          hepatitis, travel and general immunization.
          (Cost $820,168)
                                                            ------------ -------
                                                              16,596,056   5.11%


                                                                         Percent
No. of                                                                    of Net
Shares            Security                                       Value    Assets
--------------------------------------------------------------------------------

CHEMICALS - 2.65%

   180,000 CLARIANT AG1
           REGISTERED SHARES                                 $ 2,364,834   0.73%
           Specializes in color chemistry and
           manufactures a range of dyestuffs,
           pigments, chemicals, additives
           and master batches for the textile,
           paper, leather, plastics, synthetic
           fibers and paint industries.
           (Cost $2,622,095)

    16,783 SIKA AG
           BEARER SHARES                                       6,227,222   1.92%
           Leading producer of construction chemicals.
           (Cost $4,237,473)
                                                            ------------ -------
                                                               8,592,056   2.65%

CONSTRUCTION - 0.28%

     2,468 GEBERIT AG
           REGISTERED SHARES                                     915,735   0.28%
           Manufactures and supplies water supply
           pipes and fittings, installation systems,
           drainage and flushing systems such as
           visible cisterns, and other sanitary systems
           for the commercial and residential
           construction markets.
           (Cost $651,692)
                                                            ------------ -------
                                                                 915,735   0.28%

ELECTRICAL ENGINEERING & ELECTRONICS - 9.09%

 2,574,725 ABB LTD.1, 2
           REGISTERED SHARES                                  14,232,540   4.38%
           The holding company for ABB Group
           which is one of the largest electrical
           engineering firms in the world.
           (Cost $12,902,258)

             T H E  S W I S S  H E L V E T I A  F U N D, I N C.
--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)(continued)                September 30, 2003

                                                                         Percent
No. of                                                                    of Net
Shares            Security                                       Value    Assets
--------------------------------------------------------------------------------

COMMON STOCKS - (CONTINUED)

ELECTRICAL ENGINEERING & ELECTRONICS - (CONTINUED)

     2,055 BELIMO HOLDING AG
           REGISTERED SHARES                                   $ 760,938   0.23%
           World market leader in damper and volume control actuators for ventilation and air-conditioning equipment.
           (Cost $450,524)

    60,000 KUDELSKI SA1
           BEARER SHARES                                       1,601,545   0.50%
           Designs, produces, and distributes
           equipment under the 'Nagra' brand name
           for professional data display in audio
           and visual applications.
           (Cost $1,735,665)

   175,000 LOGITECH INTERNATIONAL SA1
           REGISTERED SHARES                                   5,446,388   1.68%
           Manufactures personal computer input
           devices, as well as producing trackballs, desktop publishing programs and related software.
           (Cost $5,635,129)

   282,269 PHONAK HOLDING AG
           REGISTERED SHARES                                   4,221,424   1.30%
           Designs and produces wireless analog
           and digital hearing aids, transmitters, remote controls, microphones and receivers for use in wireless communications within broadcasting and sports.
           (Cost $2,698,029)


                                                                         Percent
No. of                                                                    of Net
Shares            Security                                       Value    Assets
--------------------------------------------------------------------------------

ELECTRICAL ENGINEERING & ELECTRONICS - (CONTINUED)

     5,400 SAIA-BURGESS ELECTRONICS HOLDING AG
           REGISTERED SHARES                                 $ 1,729,668   0.53%
           Develops and produces switches, motors
           and programmable control devices.
           Products are mainly used in the automobile, heating and air conditioning and telecommunications industries.
           (Cost $1,485,298)

    45,300 TECAN GROUP AG
           REGISTERED SHARES                                   1,528,180   0.47%
           Manufactures and distributes components
           and complete solutions for the automation
           of laboratory processes.
           (Cost $1,524,349)
                                                            ------------ -------
                                                              29,520,683   9.09%

FINANCIAL SERVICES - 4.33%

   439,000 CREDIT SUISSE GROUP2
           REGISTERED SHARES                                  14,044,942   4.33%
           A global operating financial group.
           (Cost $11,994,385)
                                                            ------------ -------
                                                              14,044,942   4.33%

FOOD & LUXURY GOODS - 15.41%

       300 LINDT & SPRUNGLI AG
           REGISTERED SHARES                                   2,283,053   0.70%
           Major manufacturer of premium
           Swiss chocolates.
           (Cost $1,196,399)

             T H E  S W I S S  H E L V E T I A  F U N D, I N C.
--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)(continued)                September 30, 2003

                                                                         Percent
No. of                                                                    of Net
Shares            Security                                       Value    Assets
--------------------------------------------------------------------------------

COMMON STOCKS - (CONTINUED)

FOOD & LUXURY GOODS - (CONTINUED)


   207,000 NESTLE AG2
           REGISTERED SHARES                                $ 47,729,441  14.71%
           Largest food and beverage processing
           company in the world.
           (Cost $12,427,540)
                                                            ------------ -------
                                                              50,012,494  15.41%

INSURANCE - 11.02%

   273,530 CONVERIUM HOLDING AG2
           REGISTERED SHARES                                  12,531,096   3.86%
           Offers reinsurance services worldwide.
           Provides accident and health, automobile, aviation and space, credit and surety, general third party liability, engineering, e-commerce, intellectual property, life, marine, professional liability and property, and catastrophe insurance.
           (Cost $12,948,820)

    71,030 SWISS LIFE HOLDING1
           REGISTERED SHARES                                   9,681,508   2.98%
           Provides life insurance, institutional
           investment management, and private
           banking services.
           (Cost $7,225,714)

   187,924 SWISS REINSURANCE COMPANY2
           REGISTERED SHARES                                  11,939,137   3.68%
           Second largest reinsurance company
           in the world.
           (Cost $11,216,784)


                                                                         Percent
No. of                                                                    of Net
Shares            Security                                       Value    Assets
--------------------------------------------------------------------------------

INSURANCE - (CONTINUED)

    13,000 ZURICH FINANCIAL SERVICES AG
           REGISTERED SHARES                                 $ 1,624,262   0.50%
           Offers property, accident, health, automobile,
           liability, financial risk and life insurance and
           retirement products.
           (Cost $1,223,672)
                                                            ------------ -------
                                                              35,776,003  11.02%

MISCELLANEOUS MEDICAL SERVICES - 0.69%

    17,000 GALENCIA HOLDING AG
           REGISTERED SHARES                                   2,252,764   0.69%
           Manufactures and distributes prescription
           and over-the-counter drugs, toiletries and
           hygiene products.
           (Cost $2,123,038)
                                                            ------------ -------
                                                               2,252,764   0.69%

MISCELLANEOUS SERVICES - 7.00%

   284,000 ADECCO SA2
           REGISTERED SHARES                                  14,032,258   4.32%
           Leading personnel and temporary
           employment company.
           (Cost $10,552,675)

    16,698 SGS SOCIETE GENERALE DE
           SURVEILLANCE HOLDING SA
           REGISTERED SHARES                                   8,699,246   2.68%
           Provides a variety of industrial inspection,
           analysis, testing and verification services
           worldwide.
           (Cost $4,295,869)
                                                            ------------ -------
                                                              22,731,504   7.00%

             T H E  S W I S S  H E L V E T I A  F U N D, I N C.
--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)(concluded)                September 30, 2003

                                                                         Percent
No. of                                                                    of Net
Shares            Security                                       Value    Assets
--------------------------------------------------------------------------------

COMMON STOCKS - (CONCLUDED)

PHARMACEUTICALS - 26.42%

 1,315,000 NOVARTIS AG2
           REGISTERED SHARES                                $ 50,883,311  15.69%
           One of the leading manufacturers
           of pharmaceutical and nutrition products.
           (Cost $16,301,451)

   420,000 ROCHE HOLDING AG2
           DIVIDENDS RIGHTS CERTIFICATES                      34,825,080  10.73%
           Worldwide pharmaceutical company.
           (Cost $8,467,363)
                                                            ------------ -------
                                                              85,708,391  26.42%

RETAIL - 2.10%

   163,650 CHARLES VOEGELE HOLDING AG1
           BEARER SHARES                                       6,821,848   2.10%
           Family apparel retailer which focuses
           on the value-for-money segment of the
           market. Operates retail stores in
           Switzerland, Germany, Austria, and the
           Benelux region.
           (Cost $6,175,615)
                                                            ------------ -------
                                                               6,821,848   2.10%

TECHNOLOGY - 1.87%

    68,593 MICRONAS SEMICONDUCTOR HOLDING AG1
           REGISTERED SHARES                                   2,155,543   0.66%
           Develops and manufactures a wide range
           of semiconductors and modules used
           by the automotive and consumer goods
           industries.
           (Cost $1,486,445)


                                                                         Percent
No. of                                                                    of Net
Shares            Security                                       Value    Assets
--------------------------------------------------------------------------------

TECHNOLOGY - (CONTINUED)

    33,000 UNAXIS HOLDING AG
           REGISTERED SHARES                                 $ 3,910,722   1.21%
           Provider of systems and IT services,
           including semiconductors, data storage
           and displays, as well as surface
           technology and space applications.
           (Cost $3,622,467)
                                                            ------------ -------
                                                               6,066,265   1.87%

TRANSPORTATION - 2.05%

    67,611 KUEHNE & NAGEL INTERNATIONAL AG
           REGISTERED SHARES                                   6,655,634   2.05%
           Operates sea freight, land and rail
           transportation businesses and
           warehousing and distribution facilities.
           (Cost $3,548,676)
                                                            ------------ -------
                                                               6,655,634   2.05%

           TOTAL COMMON STOCKS                              $310,102,599  95.54%
           (Cost $170,060,290)

           OTHER ASSETS IN EXCESS OF LIABILITIES              14,482,177   4.46%
                                                            ------------ -------
           NET ASSETS                                       $324,584,776 100.00%
                                                            ============ =======


--------------------------------------------------------------------------------

1 Non-income producing security.
2 One of the ten largest portfolio holdings.



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
                                                                                  THE SWISS
                                                                     A SWISS    ---------------
                                                                   INVESTMENTS     HELVETIA
                                                                      FUND      ---------------
                                                                                  FUND, INC.
                                                                                ---------------
                                                                                  WWW.SWZ.COM








                         THE SWISS HELVETIA FUND, INC.
                               EXECUTIVE OFFICES
                         The Swiss Helvetia Fund, Inc.
                          1270 Avenue of the Americas
                                   Suite 400                                     QUARTERLY REPORT
                               New York, NY 10020                                FOR THE
                                 1-888-SWISS-00                                  PERIOD ENDED
                                 (212) 332-2760                                  SEPTEMBER 30, 2003
                               http://www.swz.com